Accrued Expenses and Other Long-term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Accrued expenses:
Salary, wages and bonus expenses		$ 60,855	$ 105,389
Operating expenses		66,795	66,285
Workers' compensation, general liability and fleet liability		44,868	48,858
Group medical liability		21,701	19,635
Customer rebates and other selling expenses		60,598	52,291
Restructuring		11,696	13,280
Property and sales tax		20,790	15,911
Interest		79,951	56,894
Interest rate swap derivative		2,034
Other		19,018	12,626
Total accrued expenses		388,306	391,169
Other long-term liabilities:
Workers' compensation, general liability and fleet liability		114,601	127,033
Accrued pension and postretirement benefit obligations		239,549	207,811
Restructuring		65,602	77,713
Unfunded lease obligation		28,371	29,403
Interest rate swap derivative			29,685
Other		31,519	28,985
Total other long-term liabilities	$ 482,243	$ 479,642	$ 500,630